Consolidated Statements Of Operations and Comprehensive (Loss) Income - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues:
Rental income	$ 127,623	$ 128,466	$ 485,483	$ 522,270	$ 395,790
Lease Income	127,623	128,466
Revenue from Contract with Customer, Including Assessed Tax	2,286	2,165	9,820	11,680	32,926
Other property income	472	892	2,714	2,756	1,676
Total revenues	130,381	131,523	498,017	536,706	430,392
Operating Expenses:
Operating Costs and Expenses	22,202	21,762	87,490	90,900	77,209
Real estate taxes	16,573	17,112	67,016	70,164	55,335
General and administrative	9,341	10,740	41,383	48,525	50,412
Depreciation and amortization	55,341	56,227	224,679	236,870	191,283
Impairment of real estate assets	5,000	0	2,423	87,393	40,782
Total operating expenses	108,457	105,841	422,991	533,852	415,021
Other:
Interest expense, net	(20,063)	(22,775)	(85,303)	(103,174)	(72,642)
Gain on sale of properties, net	13,841	(1,577)	6,494	28,170	109,300
Transaction expenses			0	0	(3,331)
Other income (expense), net	(15,585)	9,869	9,245	(676)	(1,723)
Net (loss) income	117	11,199	5,462	(72,826)	46,975
Change in unrealized value on interest rate swaps	12,120	(43,364)
Change in unrealized value on interest rate swaps	12,120	(43,364)	(33,820)	(38,274)	(4,156)
Net loss (income) attributable to noncontrolling interests	(14)	(1,430)	(690)	9,294	(7,837)
Net income (loss) attributable to stockholders	103	9,769	$ 4,772	$ (63,532)	$ 39,138
Earnings Per Share, Basic			$ 0.05	$ (0.67)	$ 0.60
Earnings Per Share, Diluted			$ 0.05	$ (0.67)	$ 0.59
Comprehensive (loss) income:
Net (loss) income	117	11,199	$ 5,462	$ (72,826)	$ 46,975
Other comprehensive loss:
Comprehensive (loss) income	12,237	(32,165)	(28,358)	(111,100)	42,819
Net loss (income) attributable to noncontrolling interests	(14)	(1,430)	(690)	9,294	(7,837)
Change in unrealized value on interest rate swaps			4,351	5,150	22
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest	(1,509)	5,574	(2,075)	0	0
Comprehensive (loss) income attributable to stockholders	$ 10,714	$ (28,021)	$ (26,772)	$ (96,656)	$ 35,004
Net (loss) income per share attributable to stockholders - basic and diluted (See Note 16)	$ 0.00	$ 0.10